Debt 2017 Senior Notes (Details) € in Thousands, £ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 1,150,521,000			$ 1,183,227,000
STE 6.93% due 2020 Senior Notes [Member] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 35,000,000			35,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.43%	6.43%	6.43%
STE 3.70% due 2030 Senior Notes [Member] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 100,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%	3.70%	3.70%
STE 3.70% due 2022 Senior Notes [Member] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 91,000,000			91,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.20%	3.20%	3.20%
STE 3.85% due 2024 Senior Notes [Member] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 80,000,000			80,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.35%	3.35%	3.35%
STE 4.05% due 2027 Senior Notes [Member] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 25,000,000			25,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.55%	3.55%	3.55%
STE 3.45% due 2025 Senior Notes [Member] [Domain] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 125,000,000			125,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.45%	3.45%	3.45%
STE 3.55% due 2027 Senior Notes [Member] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 125,000,000			125,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.55%	3.55%	3.55%
STE 3.70% due 2030 Senior Notes [Member] [Domain] [Domain] [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 100,000,000			100,000,000
STE 3.93% due 2027 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 50,000,000			50,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.93%	3.93%	3.93%
STE 1.86% due 2027 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 66,342,000	€ 60,000		67,352,000
Debt Instrument, Interest Rate, Stated Percentage	1.86%	1.86%	1.86%
STE 4.03% due 2029 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 45,000,000			45,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.03%	4.03%	4.03%
STE 2.04% due 2029 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 22,114,000	€ 20,000		22,450,000
Debt Instrument, Interest Rate, Stated Percentage	2.04%	2.04%	2.04%
STE 3.04% due 2029 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 55,767,000		£ 45,000	58,702,000
Debt Instrument, Interest Rate, Stated Percentage	3.04%	3.04%	3.04%
STE 2.30% due 2032 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 21,008,000	€ 19,000		21,328,000
Debt Instrument, Interest Rate, Stated Percentage	2.30%	2.30%	2.30%
STE 3.17% due 2032 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 37,178,000		£ 30,000	39,135,000
Debt Instrument, Interest Rate, Stated Percentage	3.17%	3.17%	3.17%
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 878,409,000			$ 884,967,000